Compensation and Benefits - Components of expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Salaries, incentive compensation and benefits	$ 69,251	$ 53,561		$ 141,931	$ 109,254	$ 227,258	$ 198,601	$ 166,629
Pre-offering related compensation-share-based awards	23,851	(4,931)		357,082	29,884	101,682	(21,082)	79,071
Pre-offering related compensation-other	0	13,747		143,035	21,895	54,153	55,714	17,578
Total compensation and benefits	$ 93,102	$ 62,377		$ 642,048	$ 161,033	$ 383,093	$ 233,233	$ 263,278